Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Revenue From Contract With Customers [Abstract]
Summary of Disaggregation of Revenue From Contracts With Customers
The following table disaggregates revenue by our major service lines and by reportable segment. The 2018 comparatives have not been restated for the adoption of IFRS15 in 2019 and are presented under IAS 18.

	Consumer	Enterprise	Global	Openreach	Other	Total
Year ended 31 March 2020 (IFRS 15)	£m	£m	£m	£m	£m	£m

ICT and managed networks	—	2,207	2,199	—	—	4,406
Fixed access subscriptions	4,443	2,007	352	2,293	—	9,095
Mobile subscriptions	3,807	1,199	84	—	—	5,090
Equipment and other services	2,036	404	1,726	66	1	4,233
Revenue before specific items	10,286	5,817	4,361	2,359	1	22,824
Specific items (note 9)						81
Revenue						22,905

	Consumer[a]	Enterprise[a]	Global	Openreach	Other	Total
Year ended 31 March 2019 (restated) (IFRS 15)	£m	£m	£m	£m	£m	£m

ICT and managed networks	—	2,236	2,613	—	—	4,849
Fixed access subscriptions	4,564	2,181	362	2,135	—	9,242
Mobile subscriptions	3,866	1,277	130	—	—	5,273
Equipment and other services	2,054	343	1,630	65	3	4,095
Revenue before specific items	10,484	6,037	4,735	2,200	3	23,459
Specific items (note 9)						(31)
Revenue						23,428

[a]
On 1 April 2019 we transferred the Emergency Services Network contract from Consumer to Enterprise which resulted in a decrease in revenue in Consumer; and a corresponding increase in Enterprise. 2019 comparatives have been restated to reflect this transfer, see note 1.

Year ended 31 March 2018 (IAS 18)	£m

ICT and managed networks	5,530
Broadband and TV	4,655
Mobile	6,451
Calls, lines and connections	5,126
Transit	265
Other products and services	1,719
Revenue before specific items	23,746
Specific items (note 9)	(23)
Revenue	23,723

Summary of Contract Assets and Liabilities Recognised
Contract assets and liabilities recognised are as follows:

Year ended 31 March	2020	2019
	£m	£m

Contract assets
Current	1,442	1,353
Non-current	279	249
	1,721	1,602
Contract liabilities
Current[a]	972	1,225
Non-current[a]	179	200
	1,151	1,425

[a] Contract liabilities recognised at 31 March 2019 include balances relating to Openreach, the majority of which are now presented as trade and other payables following adoption of IFRS 16 on 1 April 2019, see note 1.